                                                 FILE NUMBER 028-00568

================================================================================

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2012

                       If amended report check here: _____

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 750 West, Bethesda, MD 20814-6519

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 11th day of May, 2012.


                                             By:  /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

================================================================================

Torray LLC
FORM 13F
As of 3/31/2012

                                                                                             Voting Authority
                                                                                             ----------------
                                                       Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Class       CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared  None
--------------                  ---------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
3M Company ...................    COM      88579Y101     11472  128600   SH          Sole               128600
AT&T .........................    COM      00206R102     12330  394800   SH          Sole               394800
Abbott Labs ..................    COM      002824100      7311  119280   SH          Sole               119280
Accenture ....................    COM      G1151C101      3244   50298   SH          Sole                50298
Adobe Systems ................    COM      00724F101      2635   76806   SH          Sole                76806
American Express .............    COM      025816109     13718  237093   SH          Sole               237093
American Tower ...............    COM      03027X100      3703   58752   SH          Sole                58752
Amphenol .....................    COM      032095101      2819   47171   SH          Sole                47171
Apple ........................    COM      037833100      4169    6954   SH          Sole                 6954
Automatic Data Processing ....    COM      053015103      7883  142826   SH          Sole               142826
Baxter International .........    COM      071813109     15314  256168   SH          Sole               256168
Becton Dickinson .............    COM      075887109     11197  144200   SH          Sole               144200
Boardwalk Pipeline Partners ..    COM      096627104       265   10000   SH          Sole                10000
Chubb ........................    COM      171232101     13974  202200   SH          Sole               202200
Cintas .......................    COM      172908105     13186  337056   SH          Sole               337056
Cisco Systems ................    COM      17275R102     12464  589300   SH          Sole               589300
Colgate-Palmolive ............    COM      194162103     12574  128593   SH          Sole               128593
Compass Minerals .............    COM      20451N101      1870   26072   SH          Sole                26072
ConocoPhillips ...............    COM      20825C104       948   12475   SH          Sole                12475
Core Laboratories ............    COM      N22717107      1755   13342   SH          Sole                13342
Cummins ......................    COM      231021106      2556   21289   SH          Sole                21289
Danaher ......................    COM      235851102      3471   61983   SH          Sole                61983
Dupont (EI) deNemours ........    COM      263534109     11667  220550   SH          Sole               220550
E M C Corporation ............    COM      268648102     12936  432936   SH          Sole               432936
EOG Resources ................    COM      26875P101      3365   30286   SH          Sole                30286
Eaton ........................    COM      278058102     10265  206000   SH          Sole               206000
Enbridge .....................    COM      29250N105      3525   90738   SH          Sole                90738
Enbridge Energy Partners .....    COM      29250R106       356   11500   SH          Sole                11500
Enterprise Products Prtnrs ...    COM      293792107       505   10000   SH          Sole                10000
Fiserv .......................    COM      337738108      2724   39256   SH          Sole                39256
Franklin Resources ...........    COM      354613101      2619   21114   SH          Sole                21114
Gannett ......................    COM      364730101     11705  763510   SH          Sole               763510
General Electric .............    COM      369604103     15688  781655   SH          Sole               781655
Genl Dynamics Corp ...........    COM      369550108     10677  145500   SH          Sole               145500
Gilead Sciences ..............    COM      375558103      2720   55670   SH          Sole                55670
Hewlett Packard ..............    COM      428236103      8468  355360   SH          Sole               355360
Intel ........................    COM      458140100     12959  461016   SH          Sole               461016

Torray LLC
FORM 13F
As of 3/31/2012

                                                                                             Voting Authority
                                                                                             ----------------
                                                       Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Class       CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared  None
--------------                  ---------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
Intl Business Machines .......    COM      459200101     15033   72050   SH          Sole                72050
JPMorgan Chase ...............    COM      46625H100      2819   61299   SH          Sole                61299
Johnson & Johnson ............    COM      478160104     13818  209487   SH          Sole               209487
Kinder Morgan Energy LP ......    COM      494550106       414    5000   SH          Sole                 5000
Kraft Foods ..................    COM      50075N104      6781  178400   SH          Sole               178400
Lockheed Martin ..............    COM      539830109       355    3950   SH          Sole                 3950
Loews ........................    COM      540424108     14457  362600   SH          Sole               362600
MICROS Systems ...............    COM      594901100      2657   48051   SH          Sole                48051
Marsh & McLennan .............    COM      571748102     12757  389055   SH          Sole               389055
Merck ........................    COM      58933Y105       589   15350   SH          Sole                15350
NetApp .......................    COM      64110D104      2134   47665   SH          Sole                47665
Nike .........................    COM      654106103      2313   21332   SH          Sole                21332
Novo-Nordisk .................    COM      670100205      1864   13441   SH          Sole                13441
Oracle .......................    COM      68389X105      2841   97414   SH          Sole                97414
PepsiCo ......................    COM      713448108      2231   33626   SH          Sole                33626
Plains All Amer Pipeline LP ..    COM      726503105       392    5000   SH          Sole                 5000
Praxair ......................    COM      74005P104      2706   23604   SH          Sole                23604
Precision Castparts ..........    COM      740189105      2053   11872   SH          Sole                11872
Procter Gamble ...............    COM      742718109     10260  152650   SH          Sole               152650
Progress Energy ..............    COM      743263105       414    7800   SH          Sole                 7800
Schlumberger .................    COM      806857108       337    4825   SH          Sole                 4825
Seadrill Limited .............    COM      G7945E105       281    7500   SH          Sole                 7500
Sysco ........................    COM      871829107     12511  419000   SH          Sole               419000
Tupperware Brands ............    COM      899896104     12246  192853   SH          Sole               192853
United Technologies ..........    COM      913017109      3066   36963   SH          Sole                36963
UnitedHealth Group ...........    COM      91324P102      9426  159920   SH          Sole               159920
Varian Medical Systems .......    COM      92220P105      2581   37424   SH          Sole                37424
Vertex Pharm .................    COM      92532F100      2159   52645   SH          Sole                52645
Visa .........................    COM      92826C839      3933   33334   SH          Sole                33334
Walgreen .....................    COM      931422109      4114  122850   SH          Sole               122850
Wellpoint Hlth Ntwk ..........    COM      94973V107      7940  107590   SH          Sole               107590
Wells Fargo ..................    COM      949746101     14049  411500   SH          Sole               411500
Western Union ................    COM      959802109     12008  682300   SH          Sole               682300
XL Group .....................    COM      G98290102       300   13850   SH          Sole                13850
Standard & Poors .............             78462F103       521    3702   SH          Sole                 3702
                                                      --------
                                                        451397
                                                      ========